SUBSEQUENT EVENTS (Details) - USD ($) $ in Millions		1 Months Ended
	Aug. 26, 2020	Jul. 31, 2020	Apr. 30, 2020
Agreement and Plan of Merger | Trine Acquisition Corp
Subsequent Event [Line Items]
Business Combination ,Maximum Consideration Receivable	$ 1,800.0
Subsequent Event [Member] | Share-based Payment Arrangement, Option [Member]
Subsequent Event [Line Items]
Vesting period		4 years
Paycheck Protection Program
Subsequent Event [Line Items]
Loan Proceeds			$ 5.4